Treasury shares - Schedule of Treasury Shares (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Treasury shares transaction [line items]
Beginning Balance	£ 7
Ending Balance	£ 9	£ 7
Treasury shares [member]
Treasury shares transaction [line items]
Beginning Balance	679	2,160
Purchase of treasury shares	5,109	3,273
Release of treasury shares	(5,063)	(4,754)
Ending Balance	725	679	2,160
Beginning Balance	£ 7	£ 19
Purchase of treasury shares	63	33
Release of treasury shares	(61)	(45)	£ (31)
Ending Balance	£ 9	£ 7	£ 19